Short-Term Bank Borrowings (Details) - Schedule of Secure Short Term Borrowings - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Short-Term Bank Borrowings (Details) - Schedule of Secure Short Term Borrowings [Line Items]
Pledged assets to secure short-term borrowings		$ 1,259,620
Buildings, net [Member]
Short-Term Bank Borrowings (Details) - Schedule of Secure Short Term Borrowings [Line Items]
Pledged assets to secure short-term borrowings		1,176,100
Land use rights, net [Member]
Short-Term Bank Borrowings (Details) - Schedule of Secure Short Term Borrowings [Line Items]
Pledged assets to secure short-term borrowings		$ 83,520